Disclosure of detailed information about entity reportable segments (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Segment Information Disclosure Of Detailed Information About Entity Reportable Segments 1	$ 240,989,319
Segment Information Disclosure Of Detailed Information About Entity Reportable Segments 2	224,956,454
Segment Information Disclosure Of Detailed Information About Entity Reportable Segments 3	3,560,441
Segment Information Disclosure Of Detailed Information About Entity Reportable Segments 4	3,072,694
Segment Information Disclosure Of Detailed Information About Entity Reportable Segments 5	703,836
Segment Information Disclosure Of Detailed Information About Entity Reportable Segments 6	703,445
Segment Information Disclosure Of Detailed Information About Entity Reportable Segments 7	245,253,596
Segment Information Disclosure Of Detailed Information About Entity Reportable Segments 8	$ 228,732,593